Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
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Cash and Cash Equivalents
9)	CASH AND CASH EQUIVALENTS
As of December 31, 2020 and 2019, consolidated cash and cash equivalents consisted of:

		2020	2019
Cash and bank accounts	$	501	547
Fixed-income securities and other cash equivalents		449	241

	$	950	788

Based on net settlement agreements, the balance of cash and cash equivalents excludes deposits in margin accounts that guarantee several obligations of CEMEX of $32 in 2020 and $27 in 2019, which were offset against the corresponding obligations of CEMEX with the counterparties, considering CEMEX’s right, ability and intention to settle the amounts on a net basis.